REVENUE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
REVENUE
Schedule of disaggregation of revenue

The following table disaggregates our revenue by product and service offering and timing of transfer of control:

	Nine months ended September 30, 2020
	Americas	Asia Pacific	Europe, Middle East, & Africa	Total
Sales by Product and Service Offering:
Critical infrastructure & solutions	$769.9	$565.2	$343.0	$1,678.1
Services & spares	491.0	263.5	210.4	964.9
Integrated rack solutions	222.4	97.6	101.9	421.9
Total	$1,483.3	$926.3	$655.3	$3,064.9
Timing of revenue recognition:
Products and services transferred at a point in time	$1,022.3	$720.3	$505.1	$2,247.7
Products and services transferred over time	461.0	206.0	150.2	817.2
Total	$1,483.3	$926.3	$655.3	$3,064.9

	Nine months ended September 30, 2019
	Americas	Asia Pacific	Europe, Middle East, & Africa	Total
Sales by Product and Service Offering:(2)
Critical infrastructure & solutions	$937.1	$527.9	$355.4	$1,820.4
Services & spares	505.5	268.2	211.7	985.4
Integrated rack solutions	232.8	110.0	111.1	453.9
Total	$1,675.4	$906.1	$678.2	$3,259.7
Timing of revenue recognition:
Products and services transferred at a point in time	$1,217.1	$706.5	$548.7	$2,472.3
Products and services transferred over time	458.3	199.6	129.5	787.4
Total	$1,675.4	$906.1	$678.2	$3,259.7
(1)

Comparative results for Critical infrastructure & solutions, Services & spares and Integrated rack solutions for the nine months ended September 30,2019 have been adjusted by $(118.4), $28.1, and $90.3, respectively, to reflect the strategic realignment described above.

	Year Ended December 31, 2019
			Europe, Middle East,
	Americas	Asia Pacific	& Africa	Total
Sales by Product and Service Offering:
Critical infrastructure & solutions	$1,355.4	$763.2	$514.0	$2,632.6
Services & software solutions	679.4	336.0	283.5	1,298.9
I.T. & Edge infrastructure	194.3	178.8	126.6	499.7
Total	$2,229.1	$1,278.0	$924.1	$4,431.2

Timing of revenue recognition:
Products and services transferred at a point in time	$1,592.4	$1,007.1	$748.9	$3,348.4
Products and services transferred over time	636.7	270.9	175.2	1,082.8
Total	$2,229.1	$1,278.0	$924.1	$4,431.2

	Year Ended December 31, 2018
			Europe, Middle East,
	Americas	Asia Pacific	& Africa	Total
Sales by Product and Service Offering:
Critical infrastructure & solutions	$1,246.4	$723.9	$481.5	$2,451.8
Services & software solutions	669.8	339.1	267.2	1,276.1
I.T. & Edge infrastructure	229.5	181.2	147.0	557.7
Total	$2,145.7	$1,244.2	$895.7	$4,285.6

Timing of revenue recognition:
Products and services transferred at a point in time	$1,530.6	$973.5	$701.8	$3,205.9
Products and services transferred over time	615.1	270.7	193.9	1,079.7
Total	$2,145.7	$1,244.2	$895.7	$4,285.6

Schedule of opening and closing balances of our current and long-term contract assets and current and long-term deferred revenue

The opening and closing balances of our current and long-term contract assets and current and long-term deferred revenue are as follows:

	Balances at September 30, 2020	Balances at December 31, 2019
Deferred revenue – current(3)	$189.8	$160.9
Deferred revenue – noncurrent(4)	38.9	41.3
Other contract liabilities – current(3)	48.3	39.8

(1)	Current deferred revenue and contract liabilities are included within accrued expenses and other liabilities.

(2)	Noncurrent deferred revenue is recorded within other long-term liabilities.

	Balances at	Balances at
	December 31, 2019	December 31, 2018
Deferred revenue - current (1)	$160.9	$170.5
Deferred revenue - noncurrent (2)	41.3	36.5
Other contract liabilities - current (1)	39.8	29.8
(1)	Current deferred revenue and contract liabilities are included within accrued expenses.
(2)	Noncurrent deferred revenue is recorded within other long-term liabilities.